MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                         MASSACHUSETTS INVESTORS TRUST*
                                MFS(R) BOND FUND*
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                          MFS(R) EMERGING GROWTH FUND*
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                           MFS(R) EUROPEAN EQUITY FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                        MFS(R) GEMINI LARGE CAP U.S. FUND
                             MFS(R) GEMINI U.K. FUND
                     MFS(R) GLOBAL CONSERVATIVE EQUITY FUND
                           MFS(R) GLOBAL EQUITY FUND*
                           MFS(R) GLOBAL GROWTH FUND*
                       MFS(R) GLOBAL HEALTH SCIENCES FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                          MFS(R) HIGH QUALITY BOND FUND
                             MFS(R) HIGH YIELD FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                               MFS(R) INCOME FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                          MFS(R) INTERNATIONAL ADR FUND
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                      MFS(R) INTERNATIONAL INVESTORS TRUST
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LARGE CAP GROWTH FUND
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) LIMITED MATURITY FUND*
                 MFS(R) MASSACHUSETTS HIGH INCOME TAX FREE FUND
                            MFS(R) MID CAP VALUE FUND
                          MFS(R) MULTI CAP GROWTH FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                MFS(R) MUNICIPAL SERIES TRUST (all state series)
                            MFS(R) NEW ENDEAVOR FUND
                    MFS(R) NEW YORK HIGH INCOME TAX FREE FUND
                            MFS(R) RESEARCH BOND FUND
                              MFS(R) RESEARCH FUND*
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                            MFS(R) TOTAL RETURN FUND*
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                            VERTEXSM CONTRARIAN FUND
                           VERTEXSM INTERNATIONAL FUND

      Supplement to the Prospectus and Statement of Additional Information
                               (the "SAI") Part I

For the MFS Emerging Markets Debt Fund, MFS Emerging Opportunities Fund, MFS High Yield Opportunities Fund, MFS International New Discovery Fund, MFS Multi Cap Growth Fund, and MFS Strategic Value Fund, effective immediately, the
"Principal Investment Practices" and "Principal Risks" sections of the prospectus are revised to include the following:

     o The fund may establish "short" positions in specific securities or indices through short sales. In a short sale, the fund borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The fund must replace the security it borrowed by purchasing the security at its market value at the time of replacement. The fund may also engage in short sales "against the box" where the fund owns or has the right to obtain, at no additional cost, the securities that are sold short;

     o The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box".

For these funds, the SAI is amended to reflect an investment limitation of up to 15% of net asset value in short sales.

                         -----------------------------

For all the funds, effective immediately, the Appendix A to the Prospectus, which identifies the Investment Techniques and Practices used by the funds, is hereby amended and restated as follows:

     o The introductory paragraph is revised to state: In pursuing its investment objective, the fund may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the fund's investment objective [For money market funds only: and the rules governing money market funds]. Investment techniques and practices which the fund will use or currently anticipates using are denoted by a check mark. However, the fund may not use all of these techniques and practices. Investment techniques and practices which the fund does not currently anticipate using but which the fund reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the fund are described together with their risks in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks in the SAI.

     o A check mark is added to permit short sales (except for money market funds).

     o    All "*" and "**" notations and corresponding footnotes are deleted.

     o The rows for "Speculative Bonds", "Short Sales Against the Box" and "Warrants" are deleted.

                         -----------------------------

For the MFS Bond Fund shareholders approved a new management fee at a shareholders' meeting held on October 19, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.39% of the first $1.1 billion of the fund's average daily net assets, plus 0.38% of the fund's average daily net assets in excess of $1.1 billion.

For the MFS Government Securities Fund shareholders approved a new management fee at a shareholders' meeting held on October 19, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.40% of the fund's average daily net assets. MFS has voluntarily agreed to limit the management fee for the fund to 0.35% annually until March 1, 2002.

For the MFS High Income Fund shareholders approved a new management fee at a shareholders' meeting held on October 19, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.46% of the first $1.4 billion of the fund's average daily net assets, plus 0.44% of the fund's average daily net assets in excess of $1.4 billion.

For the MFS Municipal Bond Fund shareholders approved a new management fee at a shareholders' meeting held on October 19, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.40% of the first $1.3 billion of the fund's average daily net assets, plus 0.37% of the fund's average daily net assets in excess of $1.3 billion plus 0.35% of the fund's average daily net assets in excess of $2 billion.

For the MFS Municipal High Income Fund shareholders approved a new management fee at a shareholders' meeting held on October 19, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.60% of the first $1.4 billion of the fund's average daily net assets, plus 0.57% of the fund's average daily net assets in excess of $1.4 billion. MFS has voluntarily agreed to limit the management fee for the fund to 0.55% annually until February 1, 2002.

For the MFS Total Return Fund shareholders approved a new management fee at a shareholders' meeting held on October 19, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.35% of the first $6.3 billion of the fund's average daily net assets, plus 0.34% of the fund's average daily net assets in excess of $6.3 billion.

For the MFS Government Limited Maturity Fund shareholders approved a new management fee at a shareholders' meeting held on November 7, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.40% of the fund's average daily net assets.

For the MFS Global Total Return Fund shareholders approved a new management fee at a shareholders' meeting held on November 7, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.84% of the fund's average daily net assets.

For the MFS Utilities Fund shareholders approved a new management fee at a shareholders' meeting held on November 7, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.60% of the fund's average daily net assets. MFS has voluntarily agreed to limit the management fee for the fund to 0.55% annually until November 1, 2002.

For the MFS Municipal Income Fund shareholders approved a new management fee at a shareholders' meeting held on November 7, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.55% of the fund's average daily net assets. MFS has voluntarily agreed to limit the management fee for the fund to 0.40% annually until April 1, 2002.

For the MFS Strategic Income Fund shareholders approved a new management fee at a shareholders' meeting held on November 7, 2001. The new management fee takes effect on January 1, 2002, and equals, on an annual basis, 0.65% of the fund's average daily net assets. MFS has voluntarily agreed to limit the management fee for the fund to 0.50% annually until November 1, 2002.


                 The date of this Supplement is January 1, 2002

* El presente Suplemento tambien se encuentran disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.